CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash	$ 887	$ 1,234	$ 1,038	$ 1,129
Denominated In USD [Member]
Cash and Cash Equivalents [Line Items]
Cash	677	954
Denominated In NIS [Member]
Cash and Cash Equivalents [Line Items]
Cash	33	60
Denominated In EUR [Member]
Cash and Cash Equivalents [Line Items]
Cash	$ 177	$ 220